Financial Instruments - Disclosure of Reconciliation of Level 3 Fair Value (Detail) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Opening balances	$ 12,438
Total gains and losses recognized in:
Closing balances	16,786	$ 12,438
Opening balances	1,043
Closing balances	591	1,043
Derivative [Member]
Disclosure Of Financial Instruments [Line Items]
Acquired (refer note 7 (d) and 7 (e))		5,084
Total gains and losses recognized in:
—profit or loss		115
Derecognition on discontinuation of equity accounted investment (refer note 7 (d))		(5,199)
Other Liabilities Related to Business Combinations [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	12,438	9,368
Acquired (refer note 7 (d) and 7 (e))	576	7,311
Total gains and losses recognized in:
—profit or loss		215
-effect of movements in foreign exchange rates	(300)	(207)
-equity	4,072	3,178
Payment during the year (refer note 7 (a))		(7,427)
Closing balances	16,786	12,438
Other Investments (Equity Securities FVOCI) [Member]
Total gains and losses recognized in:
Opening balances	452	452
Equity instruments at fair value through other comprehensive income (FVOCI) - change in fair value	(452)
Closing balances		452
Other Investments Equity Securities FVTPL [Member]
Total gains and losses recognized in:
Opening balances	591	591
Closing balances	$ 591	$ 591